FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2017
Effect Of Changes In Foreign Exchange Rates [Abstract]
FOREIGN EXCHANGE
FOREIGN EXCHANGE
Bellatrix incurs gains and losses in relation to the foreign currency translation of its Senior Notes. The Senior Notes are translated from United States dollars to Canadian dollars using the closing foreign exchange rate for the period. An unrealized foreign exchange gain or loss is included in earnings in the period related to the translation of the outstanding balance of the Senior Notes at the end of the period. Realized and unrealized foreign exchange gains and losses are recognized as Senior Notes and other minor foreign currency based transactions are translated and settled during the period.

($000s)	2017	2016
Realized gain (loss) on foreign exchange	$(797)	$277
Unrealized gain (loss) on foreign exchange	22,165	9,939
Unrealized gain (loss) on foreign exchange contracts	(3,867)	(2,021)
Gain (loss) on foreign exchange	$17,501	$8,195

Bellatrix had the following United States dollar foreign exchange forward purchase contracts outstanding at December 31, 2017:

Type	Value Date	Notional Amount ($000s USD)	Foreign Exchange Rate	Settlement ($000s CDN)
Fixed	May 14, 2020	$32,500	$1.3076	$42,497
Fixed	May 14, 2020	$30,000	$1.3080	$39,240